Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in goodwill [abstract]
Balance at beginning	$ 210,009	$ 267,398
Addition through business combinations	0	34,296
Goodwill Impairment	(22,507)	(91,685)
Balance at ending	$ 187,502	$ 210,009